LEASES - Future lease payments under operating leases and finance leases (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Future lease payments under operating leases
2026	¥ 992,524
2027	796,747
2028	751,293
2029	727,114
2030	684,040
2031 and thereafter	2,945,405
Total future lease payments	6,897,123
Less: Imputed interest	(1,933,801)
Present value of future lease payments	4,963,322
Future lease payments under finance leases
2026	458,033
2027	440,640
2028	415,483
2029	242,937
2030	111,729
2031 and thereafter	1,486,225
Total future lease payments	3,155,047
Less: Imputed interest	(1,153,339)
Present value of future lease payments	¥ 2,001,708